Share based compensation - Summary of RSUs activity (Details)	12 Months Ended
Dec. 31, 2022 ¥ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted Average Grant Date Fair Value, Granted	¥ 30.47
Weighted Average Grant Date Fair Value Unvested, December 31, 2022	¥ 30.47
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unvested, January 1, 2022 | shares	6,181,420
Number of shares forfeited | shares	162,262
Number of shares vested | shares	2,006,384
Unvested, December 31, 2022 | shares	4,012,774
Weighted Average Grant Date Fair Value, Unvested, January 1, 2022	¥ 0.01
Weighted Average Grant Date Fair Value, Forfeited	0.01
Weighted Average Grant Date Fair Value, Vested	0.01
Weighted Average Grant Date Fair Value Unvested, December 31, 2022	¥ 0.01